Related Parties Disclosures - Schedule of Remuneration of Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Ng Chen Lok, Chairman, CEO & Director [Member]
Disclosure of transactions between related parties [line items]
Director fee	RM 678,306	$ 151,733	RM 536,770
Zuria Hajar Bt Mohd Adnan, CFO & Director [Member]
Disclosure of transactions between related parties [line items]
Salary	92,043	20,590	62,202
Employer Contribution to Defined Contribution Plan	10,560	2,362	8,640
Employer Contribution to Insurance Scheme	1,217	272	1,158
Loong Xin Yee, COO [Member]
Disclosure of transactions between related parties [line items]
Salary	120,000	26,843
Tan Kim Chuan, CTO [Member]
Disclosure of transactions between related parties [line items]
Salary	144,330	32,286
Employer Contribution to Defined Contribution Plan	2,600	582
Employer Contribution to Insurance Scheme	RM 386	$ 86